Significant Accounting Policies - Summary of Estimated Impact of IFRS 15 on Equity (Detail) - SEK (kr) kr in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Equity	kr 100,176	kr 140,492	kr 147,366	kr 145,309
Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Equity		140,492	147,366
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Equity		(5,235)	(4,353)
Restated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Equity	kr 97,571	kr 135,257	kr 143,013